Guarantee (Details)			1 Months Ended
	Apr. 12, 2021 USD ($)	Apr. 12, 2021 CNY (¥)	Oct. 28, 2013 USD ($)	Oct. 28, 2013 CNY (¥)
Insurance [Abstract]
Bank borrowing	$ 393,618	¥ 2,800,000	$ 815,351	¥ 5,800,000